UNITED STATES
			    SECURITIES AND EXCHANGE COMMISSION
				  Washington, D.C. 20549

					 Form 13F

				   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):[ ]is a restatement.
				 [ ]adds new holding entries.


Institutional Investment Manager Filing this Report:

Name: Gareth Morgan Investments Limited Partnership
Address: Level 10, 109 Featherston Street, Wellington 6011, New Zealand

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan Clark
Title: Senior Business Analyst
Phone: + 64 9 4427645

Signature, Place, and Date of Signing:

/s/ Stephan Clark	Auckland, New Zealand	December 4, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:24

Form 13F Information Table Value Total:$293,520(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


				FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (x$1000)PRN AMT PRN CALL DSCRETN MANAGERS SOLE     SHARED  NONE
---------------------------  --------------- --------  ------- ------- --- ---- ------- -------- -------- ----- -----
ISHARES TR                   S&P SMLCAP 600  464287804   30727   449878 SH        SOLE               449878
VANGUARD TAX MANAGED INTL FD MSCI EAFE ETF   921943858   15920   519741 SH        SOLE               519741
VANGUARD INDEX FDS           TOTAL STK MKT   922908769   23025   358093 SH        SOLE               358093
VANGUARD INTL EQUITY F       MSCI EMR MKT ETF922042858   23435   613314 SH        SOLE               613314
JOHNSON & JOHNSON            COM             478160104    2219    33839 SH        SOLE                33839
VODAFONE GROUP PLC NEW       SPONS ADR NEW   92857W209    1722    61450 SH        SOLE                61450
APPLE INC                    COM             037833100   18834    46504 SH        SOLE                46504
ACCENTURE PLC IRELAND        SHS CLASS A     G1151C101    6356   119413 SH        SOLE               119413
BLACKROCK INC                COM             09247X101   11298    63384 SH        SOLE                63384
GOOGLE INC                   CL A            38259P508   18046    27939 SH        SOLE                27939
JPMORGAN CHASE & CO          COM             46625H100   10263   308653 SH        SOLE               308653
COCA COLA CO                 COM             191216100    6166    88124 SH        SOLE                88124
MCDONALDS CORP               COM             580135101   11460   114225 SH        SOLE               114225
NOVARTIS A G                 SPONSORED ADR   66987V109    8106   141789 SH        SOLE               141789
PEPSICO INC                  COM             713448108    6012    90607 SH        SOLE                90607
PROCTER & GAMBLE CO          COM             742718109    8102   121444 SH        SOLE               121444
POTASH CORP SASK INC         COM             73755L107    9921   240331 SH        SOLE               240331
QUALCOMM INC                 COM             747525103    8416   153849 SH        SOLE               153849
ROYAL DUTCH SHELL PLC        SPONS ADR A     780259206   11906   162890 SH        SOLE               162890
SAP AG                       SPON ADR        803054204    8077   152532 SH        SOLE               152532
VISA INC                     COM CL A        92826C839   12108   119256 SH        SOLE               119256
VALE S A                     ADR             91912E105   10193   475180 SH        SOLE               475180
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506   19457   281457 SH        SOLE               281457
YUM BRANDS INC               COM             988498101   11751   199137 SH        SOLE               199137

